SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-        SHAREHOLDERS' EQUITY

a.	General:

In March 2010, a 2:1 reverse stock split of the Company's share capital was affected. As a result of this action, every two shares (including all authorized, issued and outstanding shares and all outstanding warrants and options to purchase shares) were combined into one share of the same respective class of shares bearing a par value of NIS 0.01 each. All of the Company's authorized, issued and outstanding shares (including all outstanding warrants and options to purchase shares) have been restated to reflect the effect of the reverse stock split.

b.	Share capital:

The Ordinary shares entitle their holders the right to receive notice to participate in and vote at general meetings of MTS and the right to receive cash dividends, if declared.

In February 2010, the Company issued 81 Ordinary shares to its employees for no consideration. The Company recorded compensations expenses with respect to the above shares in the amount lower than $ 1.

c.	Private placement agreements:

On January 24, 2008, the Company and a private investor entered into a definitive agreement for a private placement of 375,000 Ordinary shares at a price per share of $ 2 for the aggregate purchase price of $ 750.

On September 30, 2008, the Company and two principal shareholders and directors of the Company and its Chief Executive Officer entered into a definitive agreement for a private placement of 109,745 Ordinary shares at a price per share of $ 2.28 for the aggregate purchase price of $ 250. The issuance expenses related to the two private placements amounted to $ 13.

On December 30, 2008, the Company issued 1,087,308 Ordinary shares at a price per share of $ 1.96 to AnchorPoint, in connection with the AnchorPoint acquisition (see Note 1c).

d.	Stock options:

MTS has authorized, through its 1996 Incentive Share Option Plan ("the Plan"), the grant of options to officers, management, employees and directors of MTS or any subsidiary of up to 750,000 of MTS's Ordinary shares, which may be granted under the Plan, pursuant to section 102 of the Israel Income Tax Ordinance. Any option, which is canceled or forfeited before expiration, will become available for future grants.

Each option granted under the Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options were exercised. The options vest primarily gradually over four years of employment.

In 2003, pursuant to an amendment in section 102 of the Israeli Income Tax Ordinance the Company rolled-over the remaining 446,958 options available at that time under the Plan for future grants under the 2003 Incentive Share Option Plan ("the 2003 Plan") that conforms with the newly amended provisions of section 102 of the Israel Income Tax Ordinance. The 2003 Plan will terminate in 2013, unless cancelled earlier by MTS's Board of Directors.

In June 2006, MTS authorized pursuant to its 2006 Stock Option plan ("the 2006 Plan"), the grant of options to officers, management, employees and directors of MTS IntegraTrak or any subsidiary of up to 200,000 of MTS's Ordinary shares. Each option granted under the 2006 Plan will be either an option intended to be treated as an "incentive stock option," within the meaning of section 422 of the Internal Revenue Code of 1986, as amended, or an option that will be treated as a "non-qualified stock option."

At the Company's 2011 annual general meeting, our shareholders approved an amendment to our 2006 Stock Option Plan to provide for the issuance thereunder of an additional 200,000 post-reverse split Ordinary shares and to increase the total number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee during any 12 month period to 150,000 Ordinary shares, subject to adjustment as provided in the 2006 Plan.

Each option granted under the 2006 Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the 2006 Plan may not be less than the fair market value of an Ordinary share determined as of the date of grant of the option.

As of December 31, 2011, 375,287 Ordinary shares are available for future option grants.

e.	A summary of option activity under the Company's stock option plans to its employees as of December 31, 2011 and changes during the year ended December 31, 2011 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2010	289,000	$2.08	3.18
Granted	250,000	$1.58	4.56
Expired and forfeited	(84,750)	$2.32	-

Outstanding at December 31, 2011	454,250	$1.76	3.48	$1
Vested and expected to vest	372,531	$1.19	3.36	$-
Exercisable at December 31, 2011	127,375	$1.00	2.06	$-

The weighted average grant-date fair value of options granted during 2009, 2010 and 2011, was $ 1.14, $ 0.79 and $ 0.87 per option, respectively.

The total compensation cost related to options granted to employees under the Company's share-based compensation plans recognized for the years ended December 31, 2009, 2010 and 2011 amounted at $ 149, $ 99 and $ 65, respectively, net of estimated forfeitures.

As of December 31, 2011, there was $ 138 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of three years.

f.	Total stock-based compensation expenses recognized in 2009, 2010 and 2011:

The total stock-based compensation expense related to employees' equity-based awards, recognized for the years ended December 31, 2009, 2010 and 2011, was comprised as follows:

	Year ended December 31,
	2009	2010	2011

Cost of revenues	$19	$15	$3
Research and development expenses	43	19	8
Selling and marketing	21	18	4
General and administrative expenses	66	47	50

	$149	$99	$65

g.	Options and warrants to non-employees

Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

May 13, 2009	Service provider	10,000	10,000	1.94	May 2013
November 9, 2011	Service provider	2,500	-	1.94	February 2013
November 9, 2011	Service provider	4,750	-	2.16	May 2014

During 2009 the Company granted 10,000 options to consultants. The Company accounted for its outstanding options to non-employees under the fair value method of ASC 718 and ASC 505-50. The fair value for these options was estimated at the measurement date using the Black-Scholes option-pricing model.

In November 2011, the Company granted 7,250 options to a consultant. The Company accounted for its outstanding options to non-employees under the fair value method of ASC 718 and ASC 505-50. The fair value for these options was estimated at the measurement date using the Black-Scholes option-pricing model. Compensation expense related to the grant of stock options to consultants amounted to $ 10, 0 and $ 2 for the years ended December 31, 2009, 2010 and 2011, respectively.